Condensed Schedule of Investments (USD $)	Dec. 31, 2013	Dec. 31, 2012
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	$ 8,014,894	$ 4,254,515
Percentage of Partners' Capital (in hundredths)	4.23%	2.06%
Unrealized Currency (Loss)	(284,357)	(494,825)
Unrealized Currency (Loss) Percentage of Partners' Capital (in hundredths)	(0.15%)	(0.24%)
Contracts Purchased [Member] | Futures And Forward Contracts [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	4,417,498	5,146,297
Percentage of Partners' Capital (in hundredths)	2.33%	2.49%
Contracts Purchased [Member] | Futures And Forward Contracts [Member] | Commodity Contract [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	(1,060,877)	610,834
Percentage of Partners' Capital (in hundredths)	(0.56%)	0.30%
Contracts Purchased [Member] | Futures And Forward Contracts [Member] | Equity Contract [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	6,045,517	4,266,356
Percentage of Partners' Capital (in hundredths)	3.19%	2.07%
Contracts Purchased [Member] | Futures And Forward Contracts [Member] | Foreign Currency [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	1,215,434	(257,699)
Percentage of Partners' Capital (in hundredths)	0.64%	(0.13%)
Contracts Purchased [Member] | Futures And Forward Contracts [Member] | Interest Rate Contract [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	(1,782,576)	526,806
Percentage of Partners' Capital (in hundredths)	(0.94%)	0.25%
Contracts Sold [Member] | Futures And Forward Contracts [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	3,881,753	(396,957)
Percentage of Partners' Capital (in hundredths)	2.05%	(0.19%)
Contracts Sold [Member] | Futures And Forward Contracts [Member] | Commodity Contract [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	2,302,256	(1,724,776)
Percentage of Partners' Capital (in hundredths)	1.22%	(0.84%)
Contracts Sold [Member] | Futures And Forward Contracts [Member] | Equity Contract [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	(542,082)	(173,208)
Percentage of Partners' Capital (in hundredths)	(0.29%)	(0.08%)
Contracts Sold [Member] | Futures And Forward Contracts [Member] | Foreign Currency [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	1,326,009	1,501,352
Percentage of Partners' Capital (in hundredths)	0.70%	0.73%
Contracts Sold [Member] | Futures And Forward Contracts [Member] | Interest Rate Contract [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	$ 795,570	$ (325)
Percentage of Partners' Capital (in hundredths)	0.42%	0.00%	[1]

[1]	Amount less than 0.005%